CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 110,122	$ 117,620
Interest-bearing deposits with other banks	22,630	25,830
Investment securities available-for-sale, at market value (cost $849,504 at December 31, 2014 and $945,052 at December 31, 2013)	840,468	913,601
Investment securities held-to-maturity (market value $874,749 at December 31, 2014 and $824,985 at December 31, 2013)	867,996	837,272
Other investments	52,626	47,427
Loans held for sale	11,005	8,114
Loans and leases
Commercial	1,315,114	1,077,984
Real estate - construction	197,571	89,297
Real estate - commercial	2,140,667	1,765,620
Real estate - residential	501,894	433,664
Installment	47,320	52,774
Home equity	458,627	426,078
Credit card	38,475	37,962
Lease financing	77,567	80,135
Total loans and leases	4,777,235	3,963,514
Less: Allowance for loan and lease losses	52,858	62,730
Net loans and leases	4,724,377	3,900,784
Premises and equipment	141,381	137,110
Goodwill	137,739	95,050
Other intangibles	8,114	5,924
FDIC indemnification asset	22,666	45,091
Accrued interest and other assets	278,697	283,390
Total assets	7,217,821	6,417,213
Deposits
Interest-bearing demand	1,225,378	1,125,723
Savings	1,889,473	1,612,005
Time	1,255,364	952,327
Total interest-bearing deposits	4,370,215	3,690,055
Noninterest-bearing	1,285,527	1,147,452
Total deposits	5,655,742	4,837,507
Federal funds purchased and securities sold under agreements to repurchase	103,192	94,749
Federal Home Loan Bank short-term borrowings	558,200	654,000
Total short-term borrowings	661,392	748,749
Long-term debt	48,241	60,780
Total borrowed funds	709,633	809,529
Accrued interest and other liabilities	68,369	88,016
Total liabilities	6,433,744	5,735,052
Shareholders' equity
Common stock - no par value	574,643	577,076
Retained earnings	352,893	324,192
Accumulated other comprehensive loss	(21,409)	(31,281)
Treasury stock, at cost, 7,274,184 shares in 2014 and 11,197,685 shares in 2013	(122,050)	(187,826)
Total shareholders' equity	784,077	682,161
Total liabilities and shareholders’ equity	$ 7,217,821	$ 6,417,213